Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable at March 31, 2019 and December 31, 2018, consists of the following:

	March 31, 2019	December 31, 2018
Supplier Note Payable	$8,240,465	$8,340,465
All Other	311,096	612,980
Total	8,551,564	8,953,445
Less current portion	(8,404,560)	(8,823,151)
Long Term Notes Payable	$147,001	$130,294

Notes payable consists of the following as of December 31,:

	2018	2017
Supplier Secured Note Payable	$8,340,465	$3,208,534
All Other	612,980	350,785
Total	8,953,445	3,559,319
Less current portion	8,823,151	3,429,025
Long Term Notes Payable	$130,294	$130,294

Schedule of Future Maturities of Note Payable	Future maturities of notes payable as of March 31, 2019 are as follows;
2019	$8,404,560
2020	16,707
Thereafter	130,294
Total	$8,551,561
Future maturities of notes payable are as follows for the years ending December 31,;
2019	$8,823,151
2020	-
2021	-
Thereafter	130,294
Total	$8,953,445